Other assets	12 Months Ended
Dec. 31, 2023
Miscellaneous assets [abstract]
Other assets	Other assets
The detail of 'Other assets' is as follows:

EUR million
	2023	2022	2021
Transactions in transit	246	83	157
Net pension plan assets (note 25)	1,001	1,345	1,990
Prepayments and accrued income	2,911	3,003	2,610
Other (note 2.m)	4,598	5,536	3,683
	8,756	9,967	8,440